Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Schedule of Number and Weighted Average Exercise Price of Stock Options

	Year Ended December 31,
	2022		2021
	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price
Outstanding stock options, beginning of year	4,202,389	$8.98	4,641,763	$7.91
Issued	449,248	13.14	316,910	15.66
Exercised	(1,812,558)	4.69	(725,121)	4.64
Cancelled	(58,005)	14.46	(31,163)	15.78
Outstanding stock options, end of year	2,781,074	$11.44	4,202,389	$8.98

Weighted Average Inputs in Fair Value Measurement of Stock Options	The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	Year Ended December 31,
	2022	2021
Expected term (years)	3.0	3.0
Forfeiture rate	—%	—%
Volatility	60%	56%
Dividend yield	—%	—%
Risk-free interest rate	3.86%	1.10%
Weighted-average fair value per option	$6.16	$5.57

Schedule of PSUs Issued and Outstanding
The continuity of PSUs issued and outstanding is as follows:

	Year Ended December 31,
	2022	2021
Outstanding balance, beginning of year	793,043	727,761
Issued	344,549	310,287
Settled	(212,765)	(223,231)
Cancelled	(43,039)	(21,774)
Outstanding balance, end of year	881,788	793,043

Expense Associated With Each Component

	Year ended December 31,
	2022	2021
Stock options	$2,091	$2,925
Performance share unit plan	3,158	4,124
Deferred share unit plan	1,087	734
Restricted share unit plan	1,595	65
Share-based compensation(1)	$7,931	$7,848

Schedule of Net Income per Share

	Year ended December 31,
	2022	2021
Weighted average number of common shares outstanding	90,789,925	88,602,367
Dilutive effects of:
Stock options	1,117,529	2,353,584
Share units	263,202	7,501
Weighted average number of diluted common shares outstanding(1)	92,170,656	90,963,452

Net income attributable to owners of the Company	$101,831	$201,053
Basic net income per share	1.12	2.27
Diluted net income per share	1.10	2.21